Basis of Presentation and General Information-Additional Information (Detail) (USD $)	3 Months Ended	10 Months Ended	6 Months Ended
	Mar. 27, 2012 Follow on offering [Member]	Oct. 19, 2012 Second follow-on offering [Member]	Jun. 30, 2013 Costamare Inc [Member]	Jun. 30, 2013 Fleet information [Member]	Dec. 31, 2012 Fleet information [Member]	Jun. 30, 2013 Number of Subsidiaries [Member]
Entity Incorporation State Country Name			Republic of Marshall Islands
Entity Incorporation Date Of Incorporation			Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization			53
Date of reorganization completion			November 2008
Date of IPO completion			November 4, 2010
Stock Issued During Period Shares New Issues	7,500,000	7,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1	$ 14
Balance of shares as at period end			74,800,000
Percentage of outstanding common shares owned by the Family			64.80%
Number of vessels at period end				52	47
Carrying capacity of vessels at period end (TEU)				280,012	239,498
Number of wholly owned subsidiaries with vessels						52
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant						27
Number of wholly owned subsidiaries established for the newbuilds						6
Number of wholly owned subsidiaries established for future acquisitions or investments						4
Total wholly owned subsidiaries as at period end						89